SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 22 – SUBSEQUENT EVENTS

April 2018 Private Placement

In April 2018, the Company initially entered into a Subscription Agreement with three accredited investors (the "April 2018 Accredited Investors") pursuant to which the April 2018 Accredited Investors agreed to purchase 2,940,000 shares of the Company’s common stock for a purchase price of $5,145,000. One of the three April 2018 Accredited Investors subsequently reduced their investment amount resulting in the issuance of 2,660,000 shares of common stock for a purchase price of $4,655,000. The closing occurred with respect to $3,500,000 on April 20, 2018, with respect to $157,500 on April 26, 2018 and with respect to $997,500 on May 5, 2018. In connection with this private offering, the Company is required to pay Boustead Securities, LLC (“Boustead”), a registered broker-dealer, a cash fee of equal to 7% of the gross proceeds received by the Company from such closing and issue Boustead warrants in the Company exercisable for a period of five years equal to 7% of the gross proceeds received by the Company from such closing, divisible by and exercisable at a strike price equal to 100% of the fair market value of the common stock for the Company as of the date of the closing.

DOING Biomedical Technology Co., Ltd. Investment

On March 3, 2017, the Company entered into and closed a Subscription Agreement with an accredited investor (the “March 2017 Accredited Investor”) pursuant to which the March 2017 Accredited Investor purchased 3,000,000 shares of the Company’s common stock (“March 2017 Shares”) for a purchase price of $3,000,000 (the “DOING Investment”). The Company, Avalon (Shanghai) Healthcare Technology Co., Ltd. (“Avalon Shanghai”), Beijing DOING Biomedical Technology Co., Ltd. (“DOING”), and the March 2017 Accredited Investor entered into a Share Subscription Agreement whereby the parties acknowledged, among other things, that DOING agreed to transfer the purchase price to Avalon Shanghai on behalf of the March 2017 Accredited Investor and the March 2017 Accredited Investor agreed to transfer the March 2017 Shares to DOING upon DOING completing the registration of the acquisition of the March 2017 Shares with the Beijing Commerce Commission (“BCC”), and obtaining an Enterprise Overseas Investment Certificate (the “Investment Certificate”) from BCC. If DOING fails to complete the registration and acquire the Investment Certificate within one year of the closing then Avalon Shanghai was required to transfer $3,000,000 with interest of 20% to DOING upon the request of DOING (the “BCC Repayment Obligation”). Further, Wenzhao Lu, the Company’s director and major shareholder, and DOING entered into a Warranty Agreement. Pursuant to the Warranty Agreement, Mr. Wenzhao agreed to (i) cause us to be liable to DOING in the event the March 2017 Accredited Investor defaults in its obligations to DOING, (ii) cause the March 2017 Accredited Investor to transfer the March 2017 Shares to DOING upon DOING’s receipt of the Investment Certificate from BCC, (iii) within three years from the date of the Warranty Agreement, DOING may require Mr. Wenzhao to acquire the March 2017 Shares at $1.20 per share upon three-month notice, and (iv) in the event Mr. Wenzhao does not acquire the March 2017 Shares within the three month period, interest of 15% per annum will be added to the purchase price (See Note 15 - Common Shares Issued for Share Subscription Agreement).

 On April 23, 2018, the Company, Avalon Shanghai, DOING and March 2017 Accredited Investor entered into a Supplementary Agreement Related to Share Subscription pursuant to which Avalon Shanghai agreed to pay RMB 8,256,000 (approximately $1.3 million based on the exchange rate on April 23, 2018) to DOING representing one-third of the DOING Investment plus 20% interest for the one-third DOING Investment resulting in a reduction in the March 2017 Shares by one-third to 2,000,000 shares. Further, the parties agreed that the BCC Repayment Obligation shall be extended to July 31, 2018 at which time DOING may require that the Company pay $2,000,000 plus 20% interest to DOING resulting in the cancellation of the remaining March 2017 Shares. However, DOING may, in its discretion, require that the remaining March 2017 Shares be transferred to a new nominal holder who shall pay the required subscription price, which funds will, in turn, be used to satisfy the BCC Repayment Obligation.

Loan Payable

In April 2018, the Company repaid principal of $500,000 and paid interest of $175,096 for its outstanding loan which reduced the outstanding loan principal amount to $1,000,000. On May 3, 2018, the Company signed an extension agreement with the maturity date of March 31, 2019 (See Note 12).

NOTE 23 – SUBSEQUENT EVENTS

If DOING fails to complete the registration and acquire the Investment Certificate within one year of the closing then Avalon Shanghai shall transfer $3,000,000 with interest of 20% to DOING upon the request of DOING (the “BCC Repayment Obligation”). As of the date hereof, the Company is obligated to DOING in the principal amount of $3,000,000. The Company and DOING are presently negotiating an extension of the BCC Repayment Obligation through July 2018. There is no guarantee that such extension will be signed. (See Note 16 – Common Shares Issued for Share Subscription Agreement).